Notes payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Schedule of Notes payables and accrued liabilities

	Jun 30,	Dec 31,
	2016	2015
	(unaudited)	(audited)
	$	$

Accrued expenses	425,909	408,387
Notes payables*	75,000	-
	500,909	408,387